RELATED PARTY TRANSACTIONS (Details) - Related Party [Member]	12 Months Ended
Mar. 31, 2026 USD ($)
RELATED PARTY TRANSACTIONS
Percent of accounts receivables collected	0.20%
Accounts receivable collected (in Dollars)	$ 40
Percent of other receivables collected	25.70%
Proceeds from collection of other receivables (in Dollars)	$ 828,742
Debt Instrument, Interest Rate, Stated Percentage	3.00%